Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Goodwill
Goodwill, Beginning Balance	¥ 815,052		¥ 372,077	¥ 58,676
Goodwill acquired (Note 4)			702,596	489,930	¥ 313,717
Disposal of subsidiaries			(36,247)	(46,955)	(316)
Goodwill, Ending Balance	1,481,401	$ 216,345	815,052	372,077	¥ 58,676
Impairment charges on goodwill	¥ 0		¥ 0	¥ 0